Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to November 14, 2022, the date that the financial statements were issued.

ABCImpact Loans.

Between October 3, 2022 and November 10, 2022, the Company borrowed an aggregate of $698,000 from ABCImpact, evidenced by 10% Convertible Debentures. Pursuant to the debentures, ABCImpact has the option to loan up to $5,000,000 to the Company in total.

The maturity date of each debenture is the earlier of 12 months from the issue date and the date of a Liquidity Event (as defined in the debentures), and is the date upon which the principal and interest shall be due and payable. The debentures bear interest at a fixed rate of 10% per annum. Any overdue accrued and unpaid interest shall entail a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law, which shall accrue daily from the date such interest is due through and including the date of actual payment in full.

The Company intends to use the net proceeds from the loans for general corporate purposes and working capital.

The then outstanding and unpaid principal and interest under each debenture shall be converted into shares of Company common stock and an equal number of common stock purchase warrants at the option of ABCImpact, at a conversion price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the debenture. The debentures are subject to a beneficial ownership limitation of 4.99% (or 9.99% in ABCImpact’s discretion).

The Company may not prepay the debentures without the prior written consent of ABCImpact.

The debentures contain customary events of default for transactions such as the loans. If any event of default occurs, the outstanding principal amount under the debentures, plus accrued but unpaid interest, liquidated damages and other amounts owing through the date of acceleration, shall become, at ABCImpact’s election, immediately due and payable in cash at the Mandatory Default Amount. “Mandatory Default Amount” means the sum of (a) the greater of (i) the outstanding principal amount of the debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the debenture.

The warrants have an exercise price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the warrants. The exercise period of the warrants is for five years from the issue date.

The exercise of the warrants is subject to a beneficial ownership limitation of 4.99% (or 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise.

The shares underlying the debentures and the warrants have “piggy-back” registration rights afforded to them.

Default Under Forbearance Agreement.

On October 7, 2022, GLD provided the Company with formal, written notice that the Company is in default under the terms of the Forbearance Agreement and the GLD intends to exercise all available rights and remedies at law and/or at equity. Pursuant to the Forbearance Agreement, upon the occurrence of an Event of Default, GLD may release a Confession of Judgment from escrow and enter judgment against the Company for the outstanding principal balance due under the GLD Note, and any accrued, but unpaid interest. GLD has the option to exercise any or all remedies provided under the Forbearance Agreement, the GLD Note or applicable law.

In addition, the Company continued to trigger Events of Default commencing as of October 15, 2022, when the next set of obligations came due under the Forbearance Agreement. The Company can give no assurance that it will cure any Events of Default or that GLD will not exercise any and all of its rights under the Forbearance Agreement.

Note 18-Subsequent Events

On March 8, 2022, the Company defaulted on the Senior Secured Convertible Debenture to Legacy Tech Partners, LLC in the principal amount of $47 thousand and accrued interest of $9 thousand. (See Note 6 - Short-Term and Long-Term Debt)

On March 28, 2022 Legacy Education Alliance International, Ltd, made a motion of Withdrawal of Rejection of Proofs of Debt of (a) Elite Legacy Education UK, Ltd (b) Legacy Education Alliance Holdings, Inc. and (c) Legacy Education Alliance Hong Kong Ltd. A request was made for an extension of April 30, 2022.

On March 29, 2022, the First Draw Paycheck Protection Program Note Agreement in the amount of $1000 thousand was amended and restated by extending the maturity date from April 24, 2022 to a maturity date of April 24, 2025. The interest rate is fixed and will not be changed over the life of the loan. The Company must pay monthly principal and interest payments on the outstanding principal balance on the loan amortized over the remaining term of the loan, beginning on the first day of the month following the date on which the amount of forgiveness determined under Section 1106 of the CARES Act is remitted to the lender until maturity. Payments of principal and interest must be made on the first calendar day in the months they are due.

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to March 31, 2022, the date that the financial statements were issued. Other than those listed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.